Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Trade payables	$ 17,291	$ 19,825
Machinery and equipment payables	50,040	67,475
Accrued expenses	250,565	242,528
Value added tax payable	1,619	1,784
Withholding tax payable	656	254,302
Other tax payable	488	554
Bonus and benefit payables	643,855	311,440
Other payables	9,435	8,015
Total accounts payable and accrued liabilities	$ 973,949	$ 905,923